INTANGIBLE ASSETS, NET - Estimated amortization expense (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)
Estimated amortization expense
2025	₫ 333,303
2026	253,070
2027	195,865
2028	127,754
2029 and thereafter	₫ 254,643